Accounts Receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable \ Other Receivables [Abstract]
Accounts receivable	$ 4,119,564	$ 2,696,420
Less: allowance for doubtful accounts	(125,103)	(132,301)
Accounts receivable, net	$ 3,994,461	$ 2,564,119